Income Taxes	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Income Taxes
Note 17     Income Taxes
(a) Income tax expense
The following table presents
i
ncome tax expense (recovery) recognized in the Consolidated Statements of Income.

For the years ended December 31,	2022	2021
Current tax
Current year	$1,097	$1,390
Adjustments related to prior years	(263)	(50)
Total current tax	834	1,340
Deferred tax
Change related to temporary differences	706	(139)
Adjustments related to prior years	226	12
Effects of change in tax rates in Canada	(201)	–
Total deferred tax	731	(127)
Income tax expense	$1,565	$1,213
The following table discloses income tax expense (recovery) recognized directly in equity.

For the years ended December 31,	2022	2021
Recognized in other comprehensive income
Current income tax expense (recovery)	$(323)	$(3)
Deferred income tax expense (recovery)	(863)	(61)
Total recognized in other comprehensive income	$(1,186)	$(64)
Recognized in equity, other than other comprehensive income
Current income tax expense (recovery)	$5	$5
Deferred income tax expense (recovery)	(8)	(15)
Total income tax recognized directly in equity	$(3)	$(10)
(b) Current tax receivable and payable
As at December 31, 2022, the Company had approximately $1,135 of current tax receivable included in other assets (2021 – $660) and a
current tax payable
 of $195 included in other liabilities
(2021 – $357).
(c) Tax reconciliation
The effective income tax rate reflected in the Consolidated Statements of Income varies from the Canadian tax rate of 27.50 per cent for the year ended December 31, 2022 (2021 – 26.50 per cent) for the items outlined in the following table. The Canadian tax rate became substantively enacted in December 2022 with an effective date of April 7, 2022.

For the years ended December 31,	2022	2021
Income before income taxes	$8,747	$8,125
Income tax expense at Canadian statutory tax rate	$2,406	$2,153
Increase (decrease) in income taxes due to:
Tax-exempt investment income	(214)	(261)
Differences in tax rate on income not subject to tax in Canada	(835)	(917)
Adjustments to taxes related to prior years	(37)	(38)
Tax losses and temporary differences not recognized as deferred taxes	86	53
Tax rate change in Canada	(201)	–
Other differences	360	223
Income tax expense	$1,565	$1,213

(d) Deferred tax assets and liabilities
The following table presents the Company’s deferred tax assets and liabilities reflected on the Consolidated Statement of Financial Position.

As at December, 31	2022	2021
Deferred tax assets	$5,423	$5,254
Deferred tax liabilities	(2,774)	(2,769)
Net deferred tax assets (liabilities)	$2,649	$2,485
The following table presents movement of deferred tax assets and liabilities.

As at December 31, 2022	Balance, January 1, 2022	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2022
Loss carryforwards	$517	$–	$184	$–	$–	$–	$701
Actuarial liabilities	8,703	–	(5,537)	–	1	374	3,541
Pensions and post-employment benefits	161	–	(1)	(17)	–	–	143
Tax credits	46	–	63	–	–	–	109
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,171)	–	(20)	(1)	–	(36)	(1,228)
Securities and other investments	(5,139)	–	4,552	879	(1)	(250)	41
Sale of investments	(40)	–	10	–	–	–	(30)
Goodwill and intangible assets	(804)	–	(4)	–	–	(17)	(825)
Other	211	–	22	2	8	(47)	196
Total	$2,485	$–	$(731)	$863	$8	$24	$2,649

As at December 31, 2021	Balance, January 1, 2021	Disposals	Recognized in Income Statement	Recognized in Other Comprehensive Income	Recognized in Equity	Translation and Other	Balance, December 31, 2021

Loss carryforwards	$497	$(10)	$22	$–	$–	$8	$517
Actuarial liabilities	9,372	–	(666)	–	–	(3)	8,703
Pensions and post-employment benefits	215	–	7	(61)	–	–	161
Tax credits	34	–	11	1	–	–	46
Accrued interest	1	–	–	–	–	–	1
Real estate	(1,033)	–	(145)	–	–	7	(1,171)
Securities and other investments	(5,950)	–	643	119	–	49	(5,139)
Sale of investments	(56)	–	16	–	–	–	(40)
Goodwill and intangible assets	(849)	–	29	–	–	16	(804)
Other	(3)	1	210	2	15	(14)	211
Total	$2,228	$(9)	$127	$ 61	$15	$63	$2,485
The total deferred tax assets as at December 31, 2022 of $5,423 (2021 – $5,254) include $40 (2021 – $942) where the Company has suffered losses in either the current or preceding year and where the recognition is dependent on future taxable profits in the relevant jurisdictions and feasible management actions.
As at December 31, 2022, tax loss carryforwards available were approximately $3,902 (2021 – $2,689) of which $3,684 expire between the years 2025 and 2042 while $218 have no expiry date, and capital loss carryforwards available were approximately $1 (2021 – $1) and have no expiry date. A $701 (2021 – $517) tax benefit related to these tax loss carryforwards has been recognized as a deferred tax asset as at December 31, 2022, and a benefit of $211 (2021 – $120) has not been recognized. The Company has approximately $273 (2021 – $200) of tax credit carryforwards which will expire between the years 2026 and 2042 of which a benefit of $164 (2021 – $154) has not been recognized. In addition, the Company has not recognized a deferred tax asset of $507 (2021 – $490) on other temporary differences of $1,829 (2021 – $1,867).
The total deferred tax liability as at December 31, 2022 was $2,774 (2021 – $2,769). This amount includes the deferred tax liability of consolidated entities. The aggregate amount of taxable temporary differences associated with the Company’s own investments in subsidiaries is not included in the Consolidated Financial Statements and was $20,625 (2021 – $24,034).